UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.6%

$15,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	BB–	$1,175,850
	Education and Civic Organizations – 6.7%

1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	1,107,310

1,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	Aa3	1,099,020

1,375	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Series 2012A, 5.000%, 11/01/31	5/22 at 100.00	AA+	1,635,975

1,835	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004, 5.250%, 5/01/17 – NPFG Insured	5/14 at 100.00	Aa3	1,937,246

3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA+	3,413,310

75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa2	86,672

3,400	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa2	3,745,032
11,685	Total Education and Civic Organizations			13,024,565
	Health Care – 16.9%

3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	6/13 at 100.00	B+	3,013,142

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
1,885	5.000%, 12/01/16	12/14 at 100.00	BB–	1,959,043
1,760	5.000%, 12/01/26	12/14 at 100.00	BB–	1,794,742

350	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2010, 5.000%, 6/15/40	6/20 at 100.00	AA–	379,197

1,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40	12/20 at 100.00	N/R	1,677,795

3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/41 at 100.00	AA–	3,276,390

1,380	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37	No Opt. Call	A+	1,524,610

1,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 2004B, 5.000%, 10/01/29	10/14 at 100.00	Aa1	1,312,813

	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007:
2,500	5.250%, 10/01/35	10/17 at 100.00	A+	2,680,175
2,000	5.250%, 10/01/42	10/17 at 100.00	A+	2,134,520

2,025	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA	2,192,913

1,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2010, 5.000%, 8/01/21 – AGM Insured	No Opt. Call	AA–	1,192,190

2,240	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia, Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured	12/14 at 100.00	A1	2,317,683

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$4,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	A3	$4,133,320

810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	No Opt. Call	AA–	910,019

2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	2,368,035
31,220	Total Health Care			32,866,587
	Housing/Multifamily – 2.6%

3,615	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	3,733,861

1,400	DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest Apartments, Series 2001A-1, 5.550%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	6/13 at 100.00	N/R	1,400,686
5,015	Total Housing/Multifamily			5,134,547
	Industrials – 1.3%

2,500	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	2,551,675
	Materials – 0.6%

1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa3	1,119,330
	Tax Obligation/General – 27.2%

1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center Inc., Series 2012A, 5.000%, 1/01/31	1/22 at 100.00	AA	1,148,830

1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	1,602,480

2,200	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/32 – NPFG Insured	1/17 at 100.00	Aa1	2,405,436

1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32	1/22 at 100.00	Aa1	1,603,700

3,500	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	3,920,070

4,760	Douglas County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 4/01/25 – AGM Insured	4/17 at 100.00	AA+	5,472,046

3,000	East Point Building Authority, Georgia, Revenue Bonds, Water and Sewer Project Revenue Bonds, Series 2006A, 5.000%, 2/01/34 –SYNCORA GTY Insured	2/16 at 100.00	N/R	3,034,590

1,145	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/20 – NPFG Insured	7/13 at 101.00	Aa2	1,173,407

3,000	Forsyth County School District, Georgia, General Obligation Bonds, Series 2005, 5.000%, 2/01/25 – NPFG Insured	2/15 at 100.00	AA+	3,232,920

2,260	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – AGM Insured	4/17 at 100.00	Aaa	2,548,783

3,500	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization Bonds, Loan Pool Series 2011, 5.125%, 3/15/31	3/21 at 100.00	Aaa	4,048,800

500	Georgia State, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	554,360

500	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	581,355

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$280	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	$330,915

5,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)	2/18 at 100.00	AAA	5,875,659

1,690	Gwinnett County School District, Georgia, General Obligation Bonds, Tender Option Bond Trust 2868, 13.941%, 2/01/16 (IF)	No Opt. Call	AAA	2,450,449

1,625	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/21 – NPFG Insured	7/14 at 101.00	Aa1	1,733,209

5,270	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	5,793,996

	Paulding County School District, Georgia, General Obligation Bonds, Series 2007:
710	4.750%, 2/01/29	2/17 at 100.00	AA+	792,246
1,250	5.000%, 2/01/33	2/17 at 100.00	AA+	1,408,650

1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	Aa2	1,114,760

2,200	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – SYNCORA GTY Insured	3/16 at 100.00	N/R	2,249,236
47,390	Total Tax Obligation/General			53,075,897
	Tax Obligation/Limited – 11.1%

3,200	Atlanta Downtown Development Authority, Georgia, Revenue Bonds, Downtown Parking Deck, Series 2006A, 5.000%, 12/01/31 – NPFG Insured	6/16 at 100.00	Aa2	3,527,584

	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
395	5.250%, 12/01/22 – AGC Insured	12/17 at 100.00	AA–	434,227
1,420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA–	1,538,442

2,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31	1/19 at 100.00	A2	3,131,425

125	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	157,334

1,080	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	7/15 at 100.00	A–	1,167,804

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
400	5.400%, 1/01/20	7/15 at 100.00	A–	433,344
1,575	5.600%, 1/01/30	7/15 at 100.00	A–	1,715,002

1,000	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	1,017,520

960	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds, Performing Arts Center, Series 2004, 5.000%, 1/01/22	1/14 at 100.00	AAA	997,766

200	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	A+	247,128

	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993:
280	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	Baa2	302,302
155	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	Baa2	180,265

265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	295,040

1,605	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, City of Macon Projects, Series 2002A, 5.000%, 8/01/17	8/13 at 100.00	A+	1,626,844

1,325	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Series 2007, 5.250%, 7/01/28 – FGIC Insured	No Opt. Call	AA+	1,675,317

2,195	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18	No Opt. Call	AAA	2,505,132

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$540	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa2	$627,334
19,220	Total Tax Obligation/Limited			21,579,810
	Transportation – 3.7%

2,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012B, 5.000%, 1/01/31	No Opt. Call	A+	2,336,460

1,290	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/42 (Alternative Minimum Tax)	1/22 at 100.00	A+	1,425,153

3,335	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%, 1/01/34 – AGM Insured	1/15 at 100.00	AA–	3,553,409
6,625	Total Transportation			7,315,022
	U.S. Guaranteed – 2.3% (4)

405	Brunswick, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 1992, 6.100%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	491,962

1,040	Carrollton Payroll Development Authority, Georgia, Revenue Anticipation Certificates, University of West Georgia, Campus Center Project, Series 2004, 5.250%, 8/01/23 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	A1 (4)	1,113,382

890	Columbia County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 6/01/22 (Pre-refunded 6/01/14) – AGM Insured	6/14 at 100.00	Aa2 (4)	943,952

970	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AA– (4)	1,008,926

770	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.500%, 11/01/15 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	849,965
4,075	Total U.S. Guaranteed			4,408,187
	Utilities – 9.7%

3,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/26 – NPFG Insured	1/17 at 100.00	A+	3,327,030

1,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 6.375%, 1/01/16	1/15 at 100.00	A+	1,675,905

2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A+	2,261,200

1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Series 2012, 5.000%, 1/01/28 – AGM Insured	No Opt. Call	AA–	1,411,560

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
750	5.000%, 3/15/19	No Opt. Call	A	851,708
500	5.000%, 3/15/21	No Opt. Call	A	571,985
2,315	5.000%, 3/15/22	No Opt. Call	A	2,676,256

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
1,000	5.000%, 3/15/18	No Opt. Call	A+	1,145,270
60	5.500%, 9/15/23	No Opt. Call	A	71,677
2,585	5.500%, 9/15/27	No Opt. Call	A	3,125,730

1,200	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	1/15 at 35.98	A+	412,356

1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A+	1,432,728
17,260	Total Utilities			18,963,405
	Water and Sewer – 16.8%

4,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	A1	4,922,600

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$800	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AA	$909,824

110	Columbia County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 6/01/22 – AGM Insured	6/14 at 100.00	AA+	116,204

1,000	Commerce, Georgia, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2006, 5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	A2	1,062,020

145	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 – AMBAC Insured	6/13 at 100.00	Aa2	146,681

	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
1,100	5.000%, 6/01/32	6/18 at 100.00	Aa2	1,241,790
3,760	5.000%, 6/01/37	6/18 at 100.00	Aa2	4,158,598

1,000	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 – AGM Insured	10/16 at 100.00	Aa2	1,109,100

3,410	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	Aa2	4,289,439

	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A:
1,000	5.250%, 10/01/23	No Opt. Call	Aa3	1,225,710
2,500	5.250%, 10/01/41	10/21 at 100.00	Aa3	2,869,100

2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2003A, 5.000%, 10/01/23	10/13 at 100.00	Aa2	2,562,675

1,775	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewage Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	Aa2	2,005,768

1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/29 – NPFG Insured	12/15 at 100.00	Aa2	1,108,600

1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/35 – FGIC Insured	1/14 at 100.00	AA–	1,032,960

2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,402,140

825	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/16 – AGM Insured	No Opt. Call	AA–	909,893

100	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.625%, 1/01/33	1/19 at 100.00	AA+	118,646

465	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa2	511,254
28,490	Total Water and Sewer			32,703,002
$189,480	Total Investments (cost $179,760,359) – 99.5%			193,917,877
	Floating Rate Obligations – (1.7)%			(3,380,000)
	Other Assets Less Liabilities – 2.2%			4,277,882
	Net Assets – 100%			$194,815,759

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

February 28, 2013

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$193,917,877	$—	$193,917,877

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2013, the cost of investments was $176,254,981.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$14,579,878
Depreciation	(297,557)
Net unrealized appreciation (depreciation) of investments	$14,282,321

(1)	All Percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.0%

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
$1,895	5.500%, 5/15/30	5/13 at 100.00	A1	$1,913,950
2,135	5.875%, 5/15/39	5/13 at 100.00	A–	2,156,350
4,030	Total Consumer Staples			4,070,300
	Education and Civic Organizations – 14.0%

1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State University Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	A2	1,142,520

815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA–	935,318

1,500	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2010, 5.250%, 10/01/30 – AGM Insured	10/20 at 100.00	AA–	1,712,805

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R	1,128,290

750	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	886,815

1,035	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,167,211

1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking – Cowboy Facilities, Inc. Project, Series 2011, 4.875%, 3/01/42 – AGM Insured	3/22 at 100.00	A2	1,346,172

1,460	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University Student Housing Facilities Inc., Series 2004A, 5.000%, 8/01/27 – NPFG Insured	8/14 at 100.00	A3	1,481,462

1,600	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 4.500%, 7/01/37 – CIFG Insured	7/17 at 100.00	Baa2	1,638,256

3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A+	3,358,500

1,875	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2013B, 5.000%, 10/01/37 (WI/DD, Settling 3/13/13)	4/23 at 100.00	A	2,128,556

1,530	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology, Series 2006, 5.250%, 3/01/26 – NPFG Insured	9/16 at 100.00	A+	1,699,968

375	Louisiana State University and Agricultural and Mechanical College Board of Supervisors, Auxiliary Revenue Bonds, Series 2012, 5.000%, 7/01/25	7/22 at 100.00	AA–	450,413
17,160	Total Education and Civic Organizations			19,076,286
	Energy – 1.4%

1,700	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	1,876,987
	Health Care – 15.3%

1,000	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39	1/21 at 100.00	BBB	1,126,610

1,500	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	Baa2	1,763,850

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,340,920

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$3,410	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA–	$3,751,784

1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured	No Opt. Call	AA–	2,183,202

2,620	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	8/13 at 100.00	BB+	2,623,327

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Franciscan Missionaries of Our Lady of Health System Project, Series 2009, 6.750%, 7/01/39	7/19 at 100.00	A+	1,783,935

5,050	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	5,372,594
18,880	Total Health Care			20,946,222
	Housing/Multifamily – 4.7%

2,000	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	2,191,840

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/36 at 101.00	Aa1	1,052,130

3,000	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2007A, 5.000%, 7/01/39 – CIFG Insured	7/17 at 100.00	AA–	3,119,550
6,000	Total Housing/Multifamily			6,363,520
	Housing/Single Family – 1.3%

415	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006B, 5.350%, 9/01/38 (Alternative Minimum Tax)	9/16 at 104.00	Aaa	425,583

185	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative Minimum Tax)	4/13 at 100.00	Aaa	188,992

790	Jefferson Parish Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2007C, 5.500%, 12/01/39	6/17 at 103.50	Aa1	853,848

205	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.450%, 12/01/30 (Alternative Minimum Tax)	6/13 at 100.00	Aaa	205,305

110	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1998B, 5.350%, 6/01/26	6/13 at 100.00	Aaa	110,222
1,705	Total Housing/Single Family			1,783,950
	Materials – 3.2%

1,250	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 1998A, 5.600%, 11/01/22 (Alternative Minimum Tax)	5/13 at 100.00	BBB	1,254,125

1,500	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB–	1,776,105

1,305	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB	1,395,619
4,055	Total Materials			4,425,849
	Tax Obligation/General – 9.8%

1,465	Calcasieu Parish School District 23, Louisiana, General Obligation Bonds, Refunding Series 2012A, 5.000%, 2/15/29	2/22 at 100.00	A+	1,700,645

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$1,345	Lafayette Parish Law Enforcement District, Louisiana, Limited Tax Revenue Bonds, Series 2012, 3.000%, 3/01/29	3/22 at 100.00	AA	$1,347,636

1,370	LaFourche Parish Consolidated School District 1, Louisiana, General Obligation Bonds, Series 2012, 5.000%, 3/01/29	3/23 at 100.00	A+	1,615,107

2,085	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA–	2,483,047

3,170	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2005, 5.250%, 12/01/25 – NPFG Insured	12/15 at 100.00	A3	3,367,523

1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,173,250

1,000	Puerto Rico, General Obligation Bonds, Public Improvement, Refunding Series 2011C, 6.500%, 7/01/40	7/21 at 100.00	BBB+	1,109,480

500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31	8/21 at 100.00	A+	571,745
11,935	Total Tax Obligation/General			13,368,433
	Tax Obligation/Limited – 26.8%

1,260	Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32	No Opt. Call	A	1,419,289

2,000	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Refunding Bonds, Series 2012, 5.000%, 7/15/27	No Opt. Call	A+	2,295,620

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Revenue Bonds, Senior Subordinate Series 2004:
2,525	5.000%, 7/15/15 – AMBAC Insured	7/14 at 101.00	A+	2,669,279
2,000	5.000%, 7/15/21 – AMBAC Insured	7/14 at 101.00	A+	2,076,700

750	Jefferson Parish School Board, Louisiana, Sales and Use Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/25	No Opt. Call	AA	931,965

1,850	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2011, 5.000%, 3/01/36	3/21 at 100.00	AA	2,087,096

2,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured	6/22 at 100.00	AA–	2,333,140

1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/22 – AMBAC Insured	6/16 at 100.00	A–	1,096,140

900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	Aa3	992,925

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 – AGM Insured	12/21 at 100.00	AA–	1,184,030

725	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Bossier City Public Improvement Projects, Series 2007, 5.000%, 11/01/32 – AMBAC Insured	11/17 at 100.00	Aa3	799,864

1,190	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Jefferson Parish Project, Refunding Series 2009A, 5.375%, 4/01/31	4/19 at 100.00	Aa2	1,350,150

1,400	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Community and Technical College System Facilities Corporation Project, Capital Appreciation Series 2011, 0.000%, 10/01/20	No Opt. Call	AA–	1,190,826

2,500	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A	2,852,050

1,500	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1, 4.000%, 5/01/35	5/22 at 100.00	Aa1	1,606,425

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/37 (UB)	5/20 at 100.00	AA	$1,133,930

1,500	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AGM Insured (UB)	5/16 at 100.00	Aa1	1,681,470

1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 11899, 18.130%, 5/01/33 (IF)	5/16 at 100.00	AA	1,511,700

2,930	Orleans Parish School Board, Louisiana, Public School Refunding Bonds, Series 1991, 0.000%, 2/01/15 – FGIC Insured	No Opt. Call	N/R	2,688,802

1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2012U, 5.250%, 7/01/42 – AMBAC Insured	7/22 at 100.00	BBB+	1,001,760

1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	1,060,010

20,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/56	No Opt. Call	AA–	1,567,000

1,000	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Refunding Series 2012, 4.000%, 3/01/24	No Opt. Call	A	1,088,270

15	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/18 – AGM Insured	3/14 at 101.00	AA–	15,839
52,045	Total Tax Obligation/Limited			36,634,280
	Transportation – 6.0%

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds, Parking Facilities Corporation – Phase I Project, Series 2012, 4.250%, 10/01/36 – AGM Insured	10/17 at 100.00	AA–	2,043,880

1,700	New Orleans Aviation Board, Louisiana, Gulf Opportunity Zone Revenue Bonds, Passenger Facility Charge Projects, Series 2010A, 5.250%, 1/01/41	1/20 at 100.00	A–	1,873,553

2,115	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 2007A, 5.250%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	1/18 at 100.00	AA–	2,343,166

500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/33 (Alternative Minimum Tax)	4/23 at 100.00	Baa1	547,035

1,305	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Series 2008, 5.125%, 4/01/38 – AGC Insured (Alternative Minimum Tax)	4/18 at 100.00	AA–	1,403,828
7,620	Total Transportation			8,211,462
	U.S. Guaranteed – 4.9% (4)

1,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/20 (Pre-refunded 11/01/14) – NPFG Insured	11/14 at 100.00	A+ (4)	1,082,250

1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 6.375%, 7/01/30 (Pre-refunded 7/02/14)	7/14 at 100.00	A+ (4)	1,081,520

2,360	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	Baa2 (4)	2,508,208

1,000	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Series 2003, 5.000%, 11/01/21 (Pre-refunded 11/01/13) – NPFG Insured	11/13 at 100.00	AA– (4)	1,032,650

985	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/18 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 101.00	AA– (4)	1,042,623
6,345	Total U.S. Guaranteed			6,747,251

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 2.8%

$1,000	Lafayette Public Power Authority, Louisiana, Electric Revenue Bonds, Series 2012, 5.000%, 11/01/29	No Opt. Call	A+	$1,189,490

1,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A, 5.050%, 7/01/42	7/22 at 100.00	BBB+	1,496,475

1,000	Saint Tammany Parish, Louisiana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40	8/20 at 100.00	A+	1,107,990
3,500	Total Utilities			3,793,955
	Water and Sewer – 4.0%

500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Refunding Bonds, Series 2011, 5.125%, 4/01/37	4/21 at 100.00	A	557,370

1,000	Kenner Consolidated Sewer District, Louisiana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 – AGM Insured	11/21 at 100.00	AA–	1,123,680

1,000	New Orleans, Louisiana, Water Revenue Bonds, Series 2002, 5.000%, 12/01/22 – FGIC Insured	6/13 at 100.00	BBB	1,003,040

1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB	1,035,640

1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37	11/22 at 100.00	A+	1,674,765
5,000	Total Water and Sewer			5,394,495
$139,975	Total Investments (cost $123,488,907) – 97.2%			132,692,990
	Floating Rate Obligations – (1.4)%			(1,875,000)
	Other Assets Less Liabilities – 4.2%			5,759,494
	Net Assets – 100%			$136,577,484

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$132,692,990	$—	$132,692,990

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund (continued)

February 28, 2013

capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2013, the cost of investments was $121,608,173.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$9,316,111
Depreciation	(106,294)
Net unrealized appreciation (depreciation) of investments	$9,209,817

(1)	All Percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.7%

$3,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/13 at 100.00	BBB	$3,029,940

425	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	499,919
3,425	Total Consumer Staples			3,529,859
	Education and Civic Organizations – 8.9%

1,550	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 – NPFG Insured	No Opt. Call	Aa3	1,830,969

1,250	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured	4/21 at 100.00	AA–	1,370,475

1,930	North Carolina Agricultural & Technical State University, General Revenue Bonds, Series 2013, 5.000%, 10/01/37	No Opt. Call	A1	2,166,753

1,440	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, High Point University, Series 2012, 5.000%, 5/01/32	5/21 at 100.00	BBB+	1,572,538

	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A:
1,180	6.000%, 6/01/31	6/18 at 100.00	BBB	1,315,995
60	6.125%, 6/01/35	6/18 at 100.00	BBB	66,724

3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38	1/19 at 100.00	AA	3,383,460

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A:
1,000	5.250%, 4/01/23 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,002,050
3,350	5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	3,353,752

1,500	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	BBB	1,626,105

2,000	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (WI/DD, Settling 3/06/13)	10/23 at 100.00	Aa1	2,363,600

255	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 – AMBAC Insured	4/13 at 100.00	N/R	255,594

5,000	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2007, 5.000%, 12/01/36	12/17 at 100.00	Aaa	5,809,900

	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,000	0.000%, 8/01/15	No Opt. Call	Aaa	3,957,960
4,265	0.000%, 8/01/18	No Opt. Call	Aaa	4,041,002
2,750	0.000%, 8/01/20	No Opt. Call	Aaa	2,471,920

785	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured	3/15 at 100.00	A	850,783

4,000	University of North Carolina, Charlotte, General Revenue Bonds, Series 2007B, 5.000%, 4/01/32 – AGM Insured	4/17 at 100.00	AA–	4,511,120

1,300	University of North Carolina, Greensboro, General Revenue Bonds, Series 2009A, 5.000%, 4/01/34 – AGC Insured	4/19 at 100.00	AA–	1,487,694
40,615	Total Education and Civic Organizations			43,438,394
	Health Care – 19.6%

	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
3,005	5.250%, 10/01/27	10/17 at 100.00	N/R	3,106,870
2,275	5.250%, 10/01/38	10/17 at 100.00	N/R	2,316,178

2,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	3,217,086

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$3,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	$3,236,904

	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A:
1,615	5.000%, 1/15/31	1/22 at 100.00	AA–	1,863,080
5,090	5.000%, 1/15/43	1/22 at 100.00	AA–	5,749,104

3,250	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA–	3,575,878

2,140	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 5.000%, 11/01/41	5/22 at 100.00	A	2,346,810

2,445	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA–	2,720,331

3,750	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40	11/20 at 100.00	AA–	4,141,688

2,770	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue Ridge HealthCare, Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	2,911,381

	North Carolina Medical Care Commission, Health Care Facilities Revenue and Refunding Revenue Bonds, Columbus Regional Healthcare System, Series 2013A:
2,000	3.750%, 10/01/33	10/22 at 100.00	BBB	2,010,380
2,000	4.000%, 10/01/42	10/22 at 100.00	BBB	1,984,500

3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	AA	3,407,700

4,665	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, FirstHealth of the Carolinas Project, Refunding Series 2012A, 4.000%, 10/01/39	10/17 at 100.00	AA	4,681,374

6,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 4.000%, 12/01/45	12/22 at 100.00	AA–	6,074,820

	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, Cape Fear Valley Health System, Series 2012A:
2,300	5.000%, 10/01/26	No Opt. Call	A–	2,644,678
4,205	5.000%, 10/01/32	No Opt. Call	A–	4,771,876

5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	AA–	5,885,050

6,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2010A, 5.000%, 6/01/42	6/20 at 100.00	AA	6,759,720

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
515	5.500%, 10/01/19 – RAAI Insured	4/13 at 100.00	BBB	516,360
1,385	5.500%, 10/01/29 – RAAI Insured	4/13 at 100.00	BBB	1,386,994

	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006:
125	5.000%, 11/01/34	11/16 at 100.00	AA–	132,136
1,650	5.000%, 11/01/39	11/16 at 100.00	AA–	1,722,122

2,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A	2,309,800

3,580	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20	11/17 at 100.00	A–	4,004,337

500	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	A	508,455

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$7,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – NPFG Insured	2/17 at 100.00	Baa2	$7,362,150

750	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	814,245

	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006:
1,270	5.000%, 4/01/31 – NPFG Insured	10/16 at 100.00	Baa2	1,339,215
2,055	5.000%, 10/01/34 – NPFG Insured	10/16 at 100.00	Baa2	2,155,654
88,330	Total Health Care			95,656,876
	Housing/Multifamily – 0.7%

3,000	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strawn and Parktowne Rehabilitation Project, Series 2011, 4.550%, 12/01/31	12/21 at 100.00	AA–	3,227,040
	Housing/Single Family – 1.3%

1,960	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	2,031,834

2,800	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	3,077,060

1,295	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	1,333,915
6,055	Total Housing/Single Family			6,442,809
	Long-Term Care – 0.6%

1,000	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2007, 5.125%, 9/01/27	9/17 at 100.00	BBB+	1,050,410

1,000	North Carolina Medical Care Commission, Revenue Bonds, Givens Estates, Series 2007, 5.000%, 7/01/33	7/17 at 102.00	BBB	1,046,060

600	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	A–	612,294
2,600	Total Long-Term Care			2,708,764
	Tax Obligation/General – 1.3%

1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,729,110

2,000	North Carolina State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/16	3/14 at 100.00	AAA	2,096,480

105	North Carolina State, General Obligation Bonds, Series 2005A, 5.000%, 3/01/19	3/15 at 100.00	AAA	114,749

2,115	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	2,449,149
5,720	Total Tax Obligation/General			6,389,488
	Tax Obligation/Limited – 19.1%

	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
300	5.000%, 4/01/30	4/22 at 100.00	AA	350,154
350	5.000%, 4/01/32	4/22 at 100.00	AA	404,275

	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008:
1,665	6.750%, 8/01/24	8/18 at 100.00	N/R	1,649,232
4,000	7.250%, 8/01/34	8/18 at 100.00	N/R	3,933,560

1,470	Burke County, North Carolina, Certificates of Participation, Series 2006A, 5.000%, 4/01/22 – AMBAC Insured	4/16 at 100.00	A1	1,592,113

3,870	Catawba County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	Aa2	4,218,029

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26	6/13 at 100.00	AA+	$1,416,352

2,500	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A, 5.000%, 6/01/33	6/13 at 100.00	AA+	2,526,150

1,260	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2004, 5.000%, 6/01/34	6/14 at 100.00	AAA	1,322,912

1,135	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 – NPFG Insured	6/17 at 100.00	AA–	1,305,545

	Dare County, North Carolina, Certificates of Participation, Limited Obligation Series 2012B:
610	5.000%, 6/01/22	No Opt. Call	AA–	761,085
270	5.000%, 6/01/23	6/22 at 100.00	AA–	332,799

	Fayetteville Finance Corporation, North Carolina, Installment Payment Revenue Bonds, Municipal Building Project, Series 2005:
1,990	5.250%, 2/01/17 – NPFG Insured	2/15 at 100.00	AA	2,164,782
910	5.250%, 2/01/19 – NPFG Insured	2/15 at 100.00	AA	988,824

1,045	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,163,461

	Harnett County, North Carolina, Certificates of Participation, Series 2007A:
2,770	5.000%, 12/01/23 – AGM Insured	12/17 at 100.00	AA–	3,217,023
1,520	5.000%, 12/01/24 – AGM Insured	12/17 at 100.00	AA–	1,698,828

1,225	Iredell County, North Carolina, Certificates of Participation, Iredell County School Project, Series 2006, 5.000%, 6/01/25 – AMBAC Insured	6/16 at 100.00	AA–	1,374,132

1,820	Iredell County, North Carolina, Certificates of Participation, Public Facilities Project, Series 2003, 5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	AA	1,869,176

1,265	Montgomery County, North Carolina, Certificates of Participation, Series 2007B, 5.000%, 2/01/30 – AMBAC Insured	2/17 at 100.00	A–	1,347,124

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, State Repair, Series 2007B:
3,750	5.000%, 6/01/22 – AMBAC Insured	6/17 at 100.00	AA+	4,383,000
3,750	5.000%, 6/01/23 – AMBAC Insured	6/17 at 100.00	AA+	4,383,000

	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011:
765	5.000%, 7/01/20	No Opt. Call	AA	951,668
1,795	5.000%, 7/01/29	7/21 at 100.00	AA	2,124,257
9,375	5.000%, 7/01/36	7/21 at 100.00	AA	10,767,937
500	5.000%, 7/01/41	7/21 at 100.00	AA	565,220

	Pitt County, North Carolina, Certificate of Participation, Series 2007:
1,265	5.000%, 4/01/25 – NPFG Insured	4/18 at 100.00	AA	1,462,555
1,175	5.000%, 4/01/26 – NPFG Insured	4/18 at 100.00	AA	1,358,500
1,395	5.000%, 4/01/27 – NPFG Insured	4/18 at 100.00	AA	1,591,751
1,240	5.000%, 4/01/28 – NPFG Insured	4/18 at 100.00	AA	1,414,890

15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	2,612,250

4,190	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	4,704,993

2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA–	3,589,826

1,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 – AGM Insured	6/17 at 100.00	AA–	1,086,190

2,635	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB+	2,895,496

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB+	1,103,060

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$5,850	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB+	$6,412,127

1,250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Baa3	1,377,950

100	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes, Series 2009A-1, 5.000%, 10/01/39	10/19 at 100.00	BBB+	105,237

1,975	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA	2,249,900

1,000	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	6/17 at 100.00	AA	1,115,260

1,700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	1,941,876

1,635	Wilson, North Carolina, Certificates of Participation, Public Facilities, Series 2007A, 5.000%, 5/01/25 – AGC Insured	5/17 at 100.00	AA–	1,790,047
96,670	Total Tax Obligation/Limited			93,622,546
	Transportation – 13.1%

6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	Aa3	7,100,880

10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	Aa3	11,841,118

900	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	Aa3	954,828

5,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 2007A, 5.000%, 7/01/36 – AMBAC Insured	7/17 at 100.00	Aa3	5,604,500

3,300	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	3,713,655

25	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A3	27,997

	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
245	5.250%, 1/01/23 – AGC Insured	1/19 at 100.00	AA–	284,362
115	5.125%, 1/01/24 – AGC Insured	1/19 at 100.00	AA–	132,287
50	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA–	57,781
735	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	850,020
10,160	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	11,826,849

	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
20,640	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA–	7,822,559
19,840	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA–	7,139,622
14,435	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA–	4,940,523

290	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/21 – AGM Insured (Alternative Minimum Tax)	7/13 at 100.00	AA–	291,392

1,525	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/36	5/20 at 100.00	Aa3	1,725,248
93,540	Total Transportation			64,313,621
	U.S. Guaranteed – 10.9% (4)

1,280	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2004A, 5.250%, 4/01/23 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	1,349,939

1,000	Buncombe County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 4/01/22 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA+ (4)	1,096,380

450	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	489,479

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)

	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A:
$1,690	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	$1,867,011
610	5.000%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	673,891

1,090	Johnston County, North Carolina, General Obligation Bonds, Series 2005, 5.250%, 2/01/17 (Pre-refunded 2/01/15) – FGIC Insured	2/15 at 100.00	AA+ (4)	1,192,155

2,315	Johnston County, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 2/01/24 (Pre-refunded 2/01/17) – FGIC Insured	2/17 at 100.00	AA+ (4)	2,701,281

	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004:
1,715	5.250%, 4/01/19 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	1,808,708
1,715	5.250%, 4/01/21 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	1,808,708
715	5.250%, 4/01/22 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	754,068

995	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18 (ETM)	No Opt. Call	Aaa	1,255,421

4,400	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital Improvements, Series 2005A, 5.000%, 2/01/19 (Pre-refunded 2/01/15)	2/15 at 100.00	AA+ (4)	4,794,856

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A:
2,250	5.000%, 2/01/21 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (4)	2,349,158
1,000	5.000%, 2/01/22 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (4)	1,044,070

3,000	North Carolina Infrastructure Finance Corporation, Lease Purchase Revenue Bonds, North Carolina Facilities Project, Series 2004, 5.000%, 11/01/21 (Pre-refunded 11/01/14)	11/14 at 100.00	AA+ (4)	3,238,440

5,660	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Morehead Memorial Hospital Project, Series 2005, 5.000%, 11/01/30 (Pre-refunded 5/01/15) – AGM Insured	5/15 at 100.00	AA– (4)	6,213,491

1,250	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	N/R (4)	1,347,600

2,000	North Carolina State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	2,096,620

1,655	North Carolina State, General Obligation Bonds, Series 2005A, 5.000%, 3/01/19 (Pre-refunded 3/01/15)	3/15 at 100.00	N/R (4)	1,808,352

2,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20 (Pre-refunded 6/01/14)	6/14 at 100.00	AA+ (4)	2,649,350

1,290	North Carolina, Certificates of Participation, Series 2003, 5.250%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (4)	1,306,448

	Orange County, North Carolina, Certificates of Participation, Public Improvement Project, Series 2006A:
1,080	5.000%, 4/01/20 (Pre-refunded 4/01/16) – AMBAC Insured	4/16 at 100.00	AA+ (4)	1,228,727
1,105	5.000%, 4/01/21 (Pre-refunded 4/01/16) – AMBAC Insured	4/16 at 100.00	AA+ (4)	1,257,170

1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds, Series 2004A, 5.250%, 7/01/20 (Pre-refunded 7/01/14)	7/14 at 100.00	AA+ (4)	1,067,700

	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series 2004B:
1,415	5.000%, 4/01/20 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	AA (4)	1,488,467
1,415	5.000%, 4/01/21 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	AA (4)	1,488,467
1,415	5.000%, 4/01/22 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	AA (4)	1,488,467

1,330	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2003A, 5.000%, 6/01/29 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	Aa2 (4)	1,346,638

	University of North Carolina System, Pooled Revenue Bonds, Series 2004C:
320	5.000%, 4/01/29 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	Aa3 (4)	336,614
520	5.000%, 4/01/29 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	Aa3 (4)	546,998
245	5.000%, 4/01/29 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	Aa3 (4)	257,720

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)

$1,000	Wilmington, North Carolina, Certificates of Participation, Series 2004, 5.250%, 9/01/24 (Pre-refunded 9/01/14) – AMBAC Insured	9/14 at 100.00	Aa2 (4)	$1,073,510
49,425	Total U.S. Guaranteed			53,425,904
	Utilities – 8.3%

1,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2009B, 5.000%, 3/01/35	3/19 at 100.00	AA	1,147,980

2,220	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/26 – AGM Insured	10/22 at 100.00	AA–	2,607,856

3,875	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008A, 5.000%, 3/01/33 – AGC Insured	3/18 at 100.00	AA–	4,318,920

5,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	A–	6,498,114

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
5,320	6.000%, 1/01/18 – AMBAC Insured	No Opt. Call	Baa1	6,544,345
380	6.000%, 1/01/22	No Opt. Call	A–	498,112
15	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	19,691
520	6.000%, 1/01/22 – RAAI Insured	No Opt. Call	Baa1	682,609
75	6.000%, 1/01/26	No Opt. Call	A–	102,735

340	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.000%, 1/01/23	1/18 at 100.00	A–	386,250

1,400	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	1,578,948

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2012A:
6,000	5.000%, 1/01/18	No Opt. Call	A	7,111,200
3,000	5.000%, 1/01/19	No Opt. Call	A	3,625,230

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/20	1/18 at 100.00	A	2,339,260

	Shelby, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,035	5.000%, 5/01/20 – SYNCORA GTY Insured	5/14 at 100.00	A	1,089,979
610	5.000%, 5/01/24 – SYNCORA GTY Insured	5/14 at 100.00	A	640,848

1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/14 at 100.00	A1	1,512,135
34,990	Total Utilities			40,704,212
	Water and Sewer – 17.2%

1,000	Asheville, North Carolina, Water System Revenue Bonds, Series 2007, 5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA	1,123,850

7,900	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA–	9,006,789

1,465	Brunswick County, North Carolina, Enterprise Systems Revenue Refunding Bonds, Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	AA–	1,752,609

5,140	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35	8/18 at 100.00	AA	5,845,619

2,000	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B, 5.000%, 7/01/38	7/20 at 100.00	AAA	2,295,100

2,825	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2005A, 5.000%, 12/01/21	12/14 at 102.00	AAA	3,105,466

1,075	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,252,698

250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41	2/21 at 100.00	AA	281,740

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	$7,312,256

5,615	Harnett County, North Carolina, Enterprise System Revenue Bonds, Series 2007A, 5.000%, 5/01/27 – AGM Insured	5/17 at 100.00	AA–	6,339,728

2,080	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008, 5.000%, 11/01/33 – AGM Insured	11/18 at 100.00	AAA	2,447,078

4,000	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/33 – NPFG Insured	6/18 at 100.00	A	4,403,880

	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
500	5.750%, 6/01/26	6/19 at 100.00	AA–	587,785
3,500	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	4,067,770
1,500	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA–	1,739,640

	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B:
515	5.000%, 6/01/23 – SYNCORA GTY Insured	6/14 at 100.00	A+	541,234
1,030	5.000%, 6/01/24 – SYNCORA GTY Insured	6/14 at 100.00	A+	1,083,539

1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30	3/22 at 100.00	AAA	1,744,017

2,335	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005, 5.000%, 3/01/21	3/15 at 100.00	AAA	2,539,499

	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
11,995	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	13,331,003
6,995	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	7,774,103
30	4.500%, 3/01/36	3/16 at 100.00	AAA	32,607

5,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/34 – AGM Insured	6/15 at 100.00	AA	5,357,900
74,600	Total Water and Sewer			83,965,910
$498,970	Total Investments (cost $452,720,012) – 101.7%			497,425,423
	Floating Rate Obligations – (2.6)%			(12,655,000)
	Other Assets Less Liabilities – 0.9%			4,148,529
	Net Assets – 100%			$488,918,952

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

20	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$497,425,423	$—	$497,425,423

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2013, the cost of investments was $439,930,091.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$45,159,427
Depreciation	(318,264)
Net unrealized appreciation (depreciation) of investments	$44,841,163

(1)	All Percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.0%

$290	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/13 at 100.00	BBB	$292,894
	Education and Civic Organizations – 8.1%

3,500	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.125%, 10/01/40	10/20 at 100.00	N/R	3,947,265

	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
900	6.125%, 10/01/29	10/19 at 100.00	N/R	1,006,227
1,090	6.375%, 10/01/34	10/19 at 100.00	N/R	1,238,316
1,740	6.625%, 10/01/39	10/19 at 100.00	N/R	1,990,908

	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, University of the South, Series 2012:
1,250	4.000%, 9/01/24	9/21 at 100.00	A+	1,381,000
700	4.000%, 9/01/25	9/21 at 100.00	A+	771,449

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
660	5.000%, 11/01/27	11/21 at 100.00	BBB+	741,259
1,300	5.000%, 11/01/28	11/21 at 100.00	BBB+	1,453,517
1,295	5.000%, 11/01/29	11/21 at 100.00	BBB+	1,438,680
1,495	5.000%, 11/01/30	11/21 at 100.00	BBB+	1,651,452
710	5.000%, 11/01/31	11/21 at 100.00	BBB+	780,411

11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39 (UB) (4)	10/19 at 100.00	AA+	12,550,230

1,250	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2012D, 5.000%, 10/01/30	No Opt. Call	AA+	1,507,325

3,475	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40	8/21 at 100.00	A+	4,062,449

1,500	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2005A, 5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	Aa1	1,640,400

545	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2009A, 5.000%, 5/01/39	5/19 at 100.00	Aa1	617,327

5,000	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2010A, 5.000%, 5/01/30	5/18 at 100.00	Aa1	5,752,150
37,410	Total Education and Civic Organizations			42,530,365
	Health Care – 15.4%

3,060	Blount County, Tennessee, Hospital Revenue Improvement Bonds, Blount Memorial Hospital, Series 1998B, 5.125%, 7/01/19	7/13 at 100.00	Baa1	3,067,466

900	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	AA–	1,075,860

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
2,000	5.000%, 10/01/18 – AGM Insured	No Opt. Call	AA–	2,373,840
1,000	5.000%, 10/01/22 – AGM Insured	10/19 at 100.00	AA–	1,161,460

1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40	12/20 at 100.00	N/R	1,118,530

3,000	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	3,410,310

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
$905	5.375%, 7/01/25	7/20 at 100.00	BBB+	$1,043,393
200	5.625%, 7/01/30	7/20 at 100.00	BBB+	231,430
1,250	6.000%, 7/01/38	7/20 at 100.00	BBB+	1,465,288

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
100	5.500%, 7/01/31	7/16 at 100.00	BBB+	106,788
5,000	5.500%, 7/01/36	7/16 at 100.00	BBB+	5,308,500

	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007:
2,055	5.250%, 4/01/27	4/17 at 100.00	BBB+	2,192,932
4,000	5.250%, 4/01/36	4/17 at 100.00	BBB+	4,238,720

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006:
3,000	0.000%, 1/01/35	1/17 at 41.04	A	1,039,410
8,930	0.000%, 1/01/36	1/17 at 38.98	A	2,932,255
1,955	0.000%, 1/01/38	1/17 at 35.16	A	576,842
5,000	0.000%, 1/01/39	1/17 at 33.38	A	1,398,750
5,820	0.000%, 1/01/40 – AGM Insured	1/17 at 31.69	AA–	1,548,760
18,145	0.000%, 1/01/42	1/17 at 28.53	A	4,327,401

10,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2010C, 5.000%, 11/15/40	11/19 at 100.00	AA+	11,177,300

5,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2012C, 5.000%, 11/15/47	11/21 at 100.00	AA+	5,649,000

2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004, 5.250%, 9/01/27 – AGM Insured	3/18 at 100.00	AA–	2,759,150

3,340	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42	5/22 at 100.00	A+	3,734,287

7,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St Jude’s Children’s Hospital, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	AAA	8,181,375

5,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	5,277,200

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2003:
2,000	5.000%, 9/01/15 – RAAI Insured	9/13 at 100.00	BBB+	2,043,960
3,500	5.000%, 9/01/18 – RAAI Insured	9/13 at 100.00	BBB+	3,565,625

5,000	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/27 (5)	11/17 at 100.00	N/R	12,450
111,160	Total Health Care			81,018,282
	Housing/Multifamily – 7.2%

4,000	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.125%, 10/01/35	10/15 at 100.00	BBB–	4,105,640

5,810	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Project, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	6,957,475

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)

$1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	7/19 at 100.00	N/R	$1,655,880

2,865	Knox County Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Eastowne Village Project, Refunding Series 2001, 4.000%, 6/01/31 (Mandatory put 6/01/21)	6/18 at 102.00	N/R	3,152,646

1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/19 at 100.00	AAA	1,547,641

3,975	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Goodwill Village Apartments, Series 2010A, 6.000%, 12/01/40	12/20 at 100.00	A–	4,211,950

5,525	Metropolitan Government of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory put 3/01/25)	3/20 at 100.00	AA+	6,120,485

4,910	Metropolitan Government of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Willow Pointe Apartments Project, Series 2012, 3.750%, 3/15/28	3/22 at 100.00	Aaa	5,292,685

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, FHA-Insured Housing Revenue Bonds, Herman Street Apartments, Series 1992:
145	7.000%, 6/01/17	6/13 at 100.00	N/R	146,853
485	7.250%, 6/01/32	6/13 at 100.00	N/R	489,389

	Rutherford County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Spring Valley Apartments Project, Series 2010A:
500	5.125%, 10/01/30	10/20 at 100.00	A–	512,775
3,700	5.850%, 10/01/46	10/20 at 100.00	A–	3,894,065
34,810	Total Housing/Multifamily			38,087,484
	Housing/Single Family – 3.2%

15	Hamilton County, Tennessee, GNMA Certificates Single Family Mortgage Revenue Bonds, Home Purchase and Rehabilitation Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)	9/13 at 100.00	AA+	15,185

1,040	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2009-1, 5.000%, 7/01/29	7/18 at 100.00	AA+	1,133,870

2,265	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2010-1C, 4.500%, 7/01/25 (Alternative Minimum Tax)	1/20 at 100.00	AA+	2,418,703

	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A:
3,245	4.350%, 7/01/22 (Alternative Minimum Tax)	1/21 at 100.00	AA+	3,519,462
995	4.500%, 7/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	1,044,213

	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2012-1C:
2,465	3.650%, 7/01/29	1/22 at 100.00	AA+	2,555,539
1,975	4.200%, 7/01/42	1/22 at 100.00	AA+	2,045,784

2,000	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2012-2C, 3.100%, 7/01/28	1/22 at 100.00	AA+	2,024,400

2,000	Tennessee Housing Development Agency, Housing Finance Program Bonds, Series 2011C, 4.300%, 7/01/30	7/21 at 100.00	Aa2	2,118,680
16,000	Total Housing/Single Family			16,875,836
	Long-Term Care – 0.8%

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
1,500	5.000%, 7/01/27	7/22 at 100.00	BBB	1,649,655

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)

$1,340	5.000%, 7/01/32	7/22 at 100.00	BBB	$1,450,590
1,200	5.000%, 7/01/37	7/22 at 100.00	BBB	1,272,060
4,040	Total Long-Term Care			4,372,305
	Tax Obligation/General – 16.8%

4,000	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	Aa2	4,862,320

250	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Series 2009A, 5.000%, 6/01/33	6/19 at 100.00	Aa1	283,588

	Gibson County School District, Tennessee, Revenue Bonds, Series 2007:
1,000	5.000%, 4/01/25 – AGM Insured	4/17 at 100.00	AA–	1,146,140
1,000	5.000%, 4/01/26 – AGM Insured	4/17 at 100.00	AA–	1,127,060
1,000	5.000%, 4/01/27 – AGM Insured	4/17 at 100.00	AA–	1,127,060
1,000	5.000%, 4/01/31 – AGM Insured	4/17 at 100.00	AA–	1,116,860

1,365	Greene County, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 6/01/22 – NPFG Insured	6/16 at 100.00	A1	1,521,415

3,700	Knoxville County, Tennessee, General Obligation Bonds, Series 2002, 5.500%, 4/01/15	No Opt. Call	AA+	4,095,123

4,000	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/36	5/21 at 100.00	AA	4,653,160

1,300	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	Aa1	1,552,785

7,880	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/23	7/22 at 100.00	Aa1	9,896,492

2,500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Tender Option Bond Trust 2013.A, 18.180%, 7/01/27 (IF)	7/23 at 100.00	Aa1	4,878,600

600	Montgomery County, Tennessee, General Obligation Bonds, School & Public Improvement Series 2011, 5.000%, 4/01/21	No Opt. Call	AA+	755,802

1,300	Montgomery County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/15 – FGIC Insured	5/14 at 102.00	AA+	1,394,640

575	Overton County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 4/01/14 – NPFG Insured	No Opt. Call	Baa2	590,813

4,250	Pigeon Forge Industrial Development Board, Tennessee, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	6/21 at 100.00	AA	4,916,273

	Putnam County, Tennessee, General Obligation School Refunding Bonds, Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	Aa2	1,205,760
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aa2	3,640,652
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aa2	3,281,361

1,205	Roane County, Tennessee, General Obligation Rural School Bonds, Series 2004, 5.000%, 5/01/16 – NPFG Insured	5/14 at 100.00	Aa3	1,272,540

3,460	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 – AMBAC Insured	4/15 at 100.00	AA+	3,787,973

1,645	Smith County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/20 – AMBAC Insured	4/15 at 102.00	N/R	1,815,554

1,750	Sullivan County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AMBAC Insured	5/15 at 102.00	Aa2	1,952,790

1,965	Sullivan County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/24 – AMBAC Insured	4/15 at 102.00	Aa2	2,168,731

3,050	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA+	3,748,999

	Tennessee State, General Obligation Bonds, Series 2011A:
1,985	5.000%, 10/01/16	No Opt. Call	Aaa	2,302,560

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$5,000	5.000%, 10/01/21	No Opt. Call	Aaa	$6,401,050
3,000	5.000%, 10/01/30	10/21 at 100.00	Aaa	3,645,090

4,340	Williamson County, Tennessee, General Obligation Bonds, Refunding Series 2012B, 5.000%, 3/01/20	No Opt. Call	Aaa	5,418,924

1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aaa	1,737,512

1,730	Wilson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 4/01/23	4/22 at 100.00	AA	2,150,511
72,890	Total Tax Obligation/General			88,448,138
	Tax Obligation/Limited – 1.8%

1,790	Coffee County Public Building Authority, Manchester, Tennessee, General Obligation Local Government Improvement Bonds, Series 2003Z-1-A, 5.375%, 6/01/18 – AMBAC Insured	6/13 at 100.00	A+	1,810,854

525	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	584,514

	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series 2010A-1:
1,425	5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA–	1,689,851
1,000	5.000%, 7/01/22	7/20 at 100.00	A1	1,171,820
1,035	5.000%, 7/01/26	7/20 at 100.00	A1	1,183,274

2,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	No Opt. Call	AA–	2,903,825
8,275	Total Tax Obligation/Limited			9,344,138
	Transportation – 2.6%

1,230	Guam International Airport Authority, Revenue Bonds, Series 2003B, 5.250%, 10/01/20 – NPFG Insured	10/13 at 100.00	BBB	1,256,937

	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B:
2,000	5.500%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	A2	2,462,460
3,250	5.625%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A2	4,069,520
420	5.750%, 7/01/23 (Alternative Minimum Tax)	7/20 at 100.00	A2	511,337
2,265	5.750%, 7/01/24 (Alternative Minimum Tax)	7/20 at 100.00	A2	2,723,028

2,405	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	7/20 at 100.00	Baa3	2,627,847
11,570	Total Transportation			13,651,129
	U.S. Guaranteed – 7.3% (6)

1,520	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 1992, 0.000%, 2/01/16 – NPFG Insured (ETM)	No Opt. Call	N/R (6)	1,489,646

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	5/13 at 100.00	Baa2 (6)	2,754,555
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	5/13 at 100.00	Baa2 (6)	9,596,030

1,180	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	Baa1 (6)	1,184,685

18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa	16,003,364

3,450	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2004, 5.250%, 6/01/15 (Pre-refunded 6/01/14)	6/14 at 100.00	Aa1 (6)	3,669,213

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)

$2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2005C, 5.000%, 2/01/19 (Pre-refunded 2/01/15)	2/15 at 100.00	Aa1 (6)	$2,180,280

245	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AA– (6)	351,293

40	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	Aa1 (6)	43,908

1,200	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004B, 5.000%, 5/01/20 (Pre-refunded 5/01/15)	5/15 at 100.00	Aaa	1,321,764
40,610	Total U.S. Guaranteed			38,594,738
	Utilities – 15.9%

	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2008A:
1,000	5.000%, 9/01/28	3/18 at 100.00	AA+	1,152,440
5,000	5.000%, 9/01/33	3/18 at 100.00	AA+	5,691,500

	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
500	5.000%, 12/15/14 – SYNCORA GTY Insured	No Opt. Call	A	536,030
1,000	5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,144,020
3,250	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A	3,694,958
2,725	5.000%, 12/15/20 – SYNCORA GTY Insured	No Opt. Call	A	3,099,878
6,275	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	7,201,378

5,000	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2007, 5.000%, 9/01/32 – SYNCORA GTY Insured	9/17 at 100.00	Aa2	5,620,400

	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
1,160	5.000%, 9/01/34	9/20 at 100.00	Aa2	1,322,876
2,500	5.000%, 9/01/35	9/20 at 100.00	Aa2	2,845,600

1,100	Dickson, Tennessee, Electric System Revenue Bonds, Series 2002, 5.000%, 9/01/16 – AGM Insured	9/14 at 100.00	Aa3	1,126,653

1,960	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA–	2,243,259

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2008A, 5.000%, 5/15/33	5/18 at 100.00	AA+	2,285,600

10,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/15/36	5/21 at 100.00	AA+	11,639,800

3,570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB+	3,534,514

3,090	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/23 – FGIC Insured	7/15 at 100.00	BBB+	3,178,807

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,395	5.250%, 9/01/21	No Opt. Call	A	1,637,339
4,755	5.250%, 9/01/22	No Opt. Call	A	5,575,998
3,130	5.250%, 9/01/24	No Opt. Call	A	3,698,064
2,520	5.250%, 9/01/26	No Opt. Call	A	2,978,867

2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,460,675

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
450	5.000%, 2/01/19	No Opt. Call	A–	513,702
100	5.000%, 2/01/21	No Opt. Call	A–	114,900
250	5.000%, 2/01/22	No Opt. Call	A–	286,030
600	5.000%, 2/01/23	No Opt. Call	A–	686,322
100	5.000%, 2/01/24	No Opt. Call	A–	114,203
4,760	5.000%, 2/01/27	No Opt. Call	A–	5,426,019

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)

$1,800	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	Baa3	$1,863,018

	West Tennessee Public Utility District, Weakley, Carroll and Benton Counties, Tennessee, Gas System Revenue Bonds, Refunding Series 2012:
310	3.000%, 3/01/15	No Opt. Call	A–	321,272
320	3.000%, 3/01/16	No Opt. Call	A–	335,968
340	3.000%, 3/01/18	No Opt. Call	A–	362,637
360	4.000%, 3/01/20	No Opt. Call	A–	407,419
375	4.000%, 3/01/21	No Opt. Call	A–	422,756
73,795	Total Utilities			83,522,902
	Water and Sewer – 19.2%

645	Blountville Utility District of Sullivan County, Tennessee, Waterworks Revenue Bonds, Series 2009, 4.000%, 5/01/19	No Opt. Call	A+	729,540

1,830	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds, Series 2002, 5.250%, 2/01/17 – AGM Insured	No Opt. Call	Aa3	2,149,079

1,000	Dickson County Water Authority, Tennessee, Waterworks System Revenue Bonds, Series 2002, 5.000%, 12/01/19 – FGIC Insured	6/13 at 100.00	A1	1,004,110

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
1,785	4.000%, 12/01/27	12/22 at 100.00	AA+	1,993,720
2,000	5.000%, 12/01/29	12/22 at 100.00	AA+	2,429,540
2,375	5.000%, 12/01/32	12/22 at 100.00	AA+	2,837,389

	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2011:
300	3.500%, 7/01/31	7/22 at 100.00	Aa3	316,011
635	3.625%, 7/01/32	7/22 at 100.00	Aa3	672,262

5,000	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Series 2008, 5.000%, 1/01/33 – AGC Insured	1/18 at 100.00	Aa3	5,507,750

2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/17 at 100.00	AA	2,772,930

10,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2012A, 4.000%, 9/01/40	9/22 at 100.00	AA	10,283,900

1,840	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%, 9/01/24 – NPFG Insured	9/15 at 100.00	Aa3	2,027,570

	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2004:
1,175	5.000%, 9/01/19 – NPFG Insured	9/14 at 100.00	Aa3	1,254,924
1,225	5.000%, 9/01/20 – NPFG Insured	9/14 at 100.00	Aa3	1,307,369

10,610	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2007, 5.250%, 9/01/42 – FGIC Insured	9/17 at 100.00	Aa3	12,100,279

5,380	Hendersonville Utility District, Tennessee, Waterworks and Sewer Revenue Bonds, Series 2008, 5.250%, 2/01/38 – AGM Insured	2/18 at 100.00	A1	5,921,228

	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2012:
930	4.500%, 1/01/27	1/23 at 100.00	AA–	1,090,025
500	4.000%, 1/01/37	1/23 at 100.00	AA–	519,165
3,000	4.000%, 1/01/40	1/23 at 100.00	AA–	3,013,230

3,000	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2011, 5.250%, 1/01/36	1/21 at 100.00	AA–	3,480,930

4,550	Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2005A, 4.000%, 4/01/40 – NPFG Insured	No Opt. Call	AA+	4,658,700

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$705	Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2007, 5.000%, 4/01/41 – AGM Insured	4/17 at 100.00	AA+	$795,085

	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
3,175	4.000%, 3/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	3,550,507
1,000	4.000%, 3/01/28 (Alternative Minimum Tax)	3/22 at 100.00	A+	1,042,670
2,000	5.000%, 3/01/32 (Alternative Minimum Tax)	3/22 at 100.00	A+	2,235,820

1,660	Mallory Valley Utility District, Williamson County, Tennessee, Water Revenue Bonds, Improvement Series 2007, 4.200%, 11/01/32 – AMBAC Insured	11/15 at 100.00	N/R	1,717,486

	Pleasant View Utility District, Cheatham County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2012:
265	5.000%, 9/01/16	No Opt. Call	A+	300,001
285	5.000%, 9/01/17	No Opt. Call	A+	331,136
300	5.000%, 9/01/18	No Opt. Call	A+	356,151
310	5.000%, 9/01/19	No Opt. Call	A+	374,942
325	5.000%, 9/01/20	No Opt. Call	A+	397,761
350	5.000%, 9/01/22	No Opt. Call	A+	435,775

	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2004:
1,295	5.000%, 2/01/20 – NPFG Insured	2/14 at 102.00	AAA	1,375,471
1,300	5.000%, 2/01/22 – NPFG Insured	2/14 at 100.00	AAA	1,380,145

2,000	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2006, 5.000%, 2/01/36 – AGM Insured	2/16 at 100.00	AAA	2,134,540

	Savannah Valley Utility District, Hamilton County, Tennessee, Waterworks Revenue Refunding Bonds, Series 2012-A:
535	5.000%, 6/01/19	No Opt. Call	AA	657,900
525	5.000%, 6/01/20	No Opt. Call	AA	654,302
585	5.000%, 6/01/21	No Opt. Call	AA	736,579
515	5.000%, 6/01/22	No Opt. Call	AA	652,186

4,240	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement and Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA–	4,888,084

	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
500	5.000%, 7/01/34	7/22 at 100.00	A	553,625
4,385	5.000%, 7/01/42	7/22 at 100.00	A	4,822,491

5,000	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2006, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	Aa3	5,604,050
91,560	Total Water and Sewer			101,066,358
$502,410	Total Investments (cost $472,115,536) – 98.3%			517,804,569
	Floating Rate Obligations – (1.6)%			(8,250,000)
	Other Assets Less Liabilities – 3.3%			17,018,020
	Net Assets – 100%			$526,572,589

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

February 28, 2013

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$517,804,569	$—	$517,804,569

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2013, the cost of investments was $463,164,539.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$46,811,817
Depreciation	(421,787)
Net unrealized appreciation (depreciation) of investments	$46,390,030

(1)	All Percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

30	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2013